Class P Prospectus | PACE® Government Securities Fixed Income Investments
PACE® Government Securities Fixed Income Investments

PACE Select

Prospectus & SAI Supplement

PACE® Government Securities Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

January 24, 2014

Dear Investor,

The purpose of this supplement is to update information regarding PACE Government Securities Fixed Income Investments (the "fund"). At the recommendation of UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the Board of Trustees of the PACE Select Advisors Trust (the "Trust") approved a change to the fund's name to "PACE Mortgage-Backed Securities Fixed Income Investments."

In connection with the name change, and at the recommendation of UBS Global AM, the Board of Trustees of the Trust also approved a change in the fund's "80% policy," such that the fund will invest at least 80% of its net assets in mortgage-related fixed income instruments. Currently, the Prospectuses and SAI state that the fund invests at least 80% of its net assets in government fixed income securities, which explicitly include those issued or guaranteed by the US government, its agencies and its instrumentalities and those supported by pools of assets, such as mortgages. The change to the 80% policy is being made to clarify the fund's primary investment universe.

These changes are expected to become effective on or about March 31, 2014, and as of that date, the Prospectuses and SAI are hereby revised as follows:

References to "PACE Government Securities Fixed Income Investments" throughout the Prospectuses and the SAI are changed to "PACE Mortgage-Backed Securities Fixed Income Investments."

The section captioned "PACE Government Securities Fixed Income Investments Fund summary" and sub-headed "Principal investments" beginning on page 5 of the Multi-Class Prospectus and page 7 of the Class P Prospectus is replaced in its entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of mortgage-related fixed income instruments, such as mortgage-backed securities (including mortgage pass-through securities, collateralized mortgage obligations ("CMOs") and, commercial mortgage-backed securities), "to be announced" (or "TBA") securities and mortgage dollar rolls. The mortgage-backed securities in which the fund may invest include those issued or guaranteed by US government agencies or instrumentalities or private entities.

The fund also may invest in other types of investment grade fixed income instruments (or unrated bonds of equivalent quality).

TBA securities are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the investment advisor decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities). The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

The fund invests in bonds of varying maturities, but normally limits its portfolio "duration" to within +/- 50% of the effective duration of the fund's benchmark index, Barclays US Mortgage-Backed Securities Index, as calculated by the investment advisor, which as of December 31, 2013 was approximately 4.85 years. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

The fund may engage in "short-selling" with respect to securities issued by the US Treasury and certain TBA securities coupon trades. For example, the fund may take a short position in TBA securities as a means of profiting if the underlying mortgages decline in value. The fund also may hold or purchase TBA securities with one coupon and take a short position in TBA securities with another coupon. Although the price movements of the short and long positions of the transaction are, in general, correlated due to the two securities having comparable credit quality and liquidity level, there may be variances between the price movements of different coupon instruments, potentially permitting the fund to add to its return.

The section captioned "PACE Government Securities Fixed Income Investments Fund summary" and sub-headed "Principal risks" beginning on page 5 of the Multi-Class Prospectus and page 8 of the Class P Prospectus is revised by inserting the following at the end of that section:

Mortgage-related securities risk: Mortgage-related securities are subject to risks that are different from and/or more acute than risks associated with other types of debt instruments. Such risks may include prepayment risk, as discussed above. Conversely, in periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected, causing additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and become illiquid. Certain types of mortgage-backed securities (e.g., CMOs and stripped mortgage-backed securities) can be even more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.